Taxation	6 Months Ended
Jun. 30, 2021
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Taxation
Note 9: Taxation
Tax expense was $289 million and $16 million for the three months ended June 30, 2021 and 2020, respectively, and $1,883 million and $63 million for the six months ended June 30, 2021 and 2020, respectively. The three and six month periods ended June 30, 2021 include
d
 $262 million and $1,800
million of tax expense related to the Company’s earnings in equity method investments. In the six-month
period, the tax expense related primarily to the gain on sale of Refinitiv to LSEG. Additionally, tax expense in each period reflected the mix of taxing jurisdictions in which pre-tax
profits and losses were recognized. Because the geographical mix of pre-tax
profits and losses in interim periods may be different from that for the full year, tax expense or benefit in interim periods is not necessarily indicative of tax expense for the full year.